Commitments and contingencies - Investigation and Remediation Costs in Next Five Years (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014
Estimated cash flows for site investigation and remediation costs in the next five years and thereafter
2015	19,643
2016	22,229
2017	14,394
2018	5,443
2019	629
Thereafter to 2046	10,256
Estimated environmental remediation costs	72,594